Lease Liabilities - Schedule of Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Liabilities [Abstract]
Current	$ 211,265	$ 223,700
Non-current	16,028	229,078
Total liability	$ 227,293	$ 452,778